Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Assets and Investments Table
As of December 31, 2015, WES’s assets, including the Springfield system, and investments accounted for under the equity method (see Basis of presentation and Presentation of WES assets below) consisted of the following:

	Owned and Operated	Operated Interests	Non-Operated Interests	Equity Interests
Gathering systems	12	4	5	2
Treating facilities	12	7	—	3
Natural gas processing plants/trains (1)	18	5	—	2
NGL pipelines	2	—	—	3
Natural gas pipelines	4	—	—	—
Oil pipelines	—	1	—	1

(1)	On December 3, 2015, an incident occurred at the DBM complex. See Note 7.